[redacted]

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

October 26, 2011

CERT NYS
File No. 001-35219

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Marriott Vacations Worldwide Corporation, Common stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 6 to Form 10 received on October 25, 2011. Tentative listing date – November 8, 2011.

Sincerely,

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